Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

	December 31, 2021	December 31, 2022

	RMB in thousands
Beginning balance	1,295,786	2,338,303
Additions (Note 25)	1,042,517	386,827

Ending balance	2,338,303	2,725,130